FINANCIAL INSTRUMENTS - Changes in liabilities from Cash Flow from financing activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related parties, net
Changes in liabilities from Cash flow from financing activities
Beginning of year	R$ (95,445)	R$ (26,589)	R$ (51,839)
Cash transactions
Proceeds/(Repayment) from financing activities	(7,777)	(64,089)	25,755
Non cash transactions
Interest expense on loans and Interest on loans with related parties	(8,277)	(4,767)	(545)
Exchange Variation, Operations with Subsidiaries and Associate Company and Others			40
End of year	(111,499)	(95,445)	(26,589)
Leasing payable
Changes in liabilities from Cash flow from financing activities
Beginning of year	804,269	836,368
Cash transactions
Proceeds/(Repayment) from financing activities	(247,914)	(161,824)
Interest paid on loans and financing	(61,727)	(83,620)
Non cash transactions
Interest expense on loans and Interest on loans with related parties	61,727	83,620
Exchange variation and others	300,119	129,725
End of year	856,474	804,269	836,368
Debt, Debentures and Losses/Gains on financial instruments, net - Derivative instruments
Changes in liabilities from Cash flow from financing activities
Beginning of year	16,047,021	14,878,542	16,510,851
Cash transactions
Proceeds/(Repayment) from financing activities	(1,963,283)	700,490	(3,439,644)
Interest paid on loans and financing	(1,079,981)	(945,027)	(1,162,364)
Non cash transactions
Interest expense on loans and Interest on loans with related parties	1,022,460	938,120	1,177,686
Exchange variation and others	3,490,105	474,896
Exchange Variation, Operations with Subsidiaries and Associate Company and Others			1,792,013
End of year	R$ 17,516,322	R$ 16,047,021	R$ 14,878,542